Item 1: Report to Shareholders

International Equity Index Fund	April 30, 2005

The views and opinions in this report were current as of April 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

International stocks outpaced U.S. equities over the 6- and 12-month periods ended April 30, 2005. Performance was strong despite a pull-back during the past two months as rising oil prices and interest rates led to caution among investors. European stocks did well in both periods. Japan’s results were respectable in the six-month period but lackluster for the entire year.

The fund returned 8.88% over the six months ended April 30, 2005, versus 9.12% for its benchmark index. Fund results relative to the benchmark primarily reflect the fund’s operating and management expenses and technical factors as we approached full replication of the underlying index. The fund seeks to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index’s performance reflects no operational costs or management fees). The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by selecting the countries it covers, sorting the market in each country by industry groups, and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

PERFORMANCE COMPARISON

Periods Ended 4/30/05	6 Months	12 Months
International Equity Index Fund	8.88%	15.66%
FTSE Developed ex
North America Index	9.12	15.77
Please see the fund’s quarter-end returns following this letter.

At the end of April, Europe represented 69.4% of net assets, with Japan and the Pacific Rim representing the balance. The U.K. was the largest country allocation at 24.3%, followed closely by Japan at 20.5% . Financial stocks were the largest sector weighting at 27.6% of assets, followed by consumer discretionary stocks (10.9%), industrials and business services (8.8%), energy and consumer staples (8.0%), health care (7.5%), telecommunication services (7.2%), materials (6.7%), information technology and utilities (5.1%), and trusts (5.0%) .

MARKET REVIEW

Despite weakness in March and April, international stocks performed solidly during the past six months. Higher oil prices, fears of global inflation, and rising bond yields triggered the late-period sell-off. Since your fund invests only in the developed international markets, performance was not affected by the slide in emerging markets, which suffered most during the correction as risk-averse investors redirected their assets to less volatile regions.

Among the developed markets in which we invest, Japan lagged once again because of the strong yen and a pause in the country’s economic recovery. Japan’s economy remains dependent on global consumers as domestic demand is still fragile. Europe started the year with a relatively upbeat economic outlook, but as the quarter progressed, the prospects began to dim with poor German unemployment data and weak consumer confidence numbers in France. However, European markets performed solidly given the benign economic data. Among the top-performing markets in this region were the U.K., Switzerland, and Italy.

MARKET PERFORMANCE

Six Months	Local	Local Currency	U.S.
Ended 4/30/05	Currency	vs. U.S. Dollars	Dollars
France	5.97%	1.49%	7.55%
Germany	5.75	1.49	7.32
Hong Kong	11.63	-0.16	11.45
Italy	10.77	1.49	12.42
Japan	3.61	1.22	4.87
Mexico	6.78	4.00	11.06
Netherlands	7.52	1.49	9.11
Singapore	6.70	1.88	8.70
Sweden	10.21	-0.16	10.03
Switzerland	11.11	0.92	12.13
United Kingdom	5.77	4.24	10.25
Source: RIMES Online, using MSCI indices.

Energy and consumer staples performed well, as higher oil prices and improved investor sentiment drove energy stocks, while food and tobacco stocks influenced the consumer staples segment’s particularly strong performance. Pharmaceuticals were a particularly bright spot over the period, but the information technology (IT) sector was a major disappointment, largely due to weakness in the semiconductor and Internet industries. Poor global demand, input prices, and falling capacity utilization in the semiconductor industry were primarily responsible for poor results in the group.

The performance of the dollar has had less impact over the last six months compared with the previous six-month period. The dollar was slightly weaker against all major currencies, but it strengthened over the past month and should continue on this path in the near future.

PORTFOLIO HIGHLIGHTS

The portfolio’s three top contributors to performance during the past six months were U.K. pharmaceutical GlaxoSmithKline, France’s Sanofi-Aventis, and Switzerland’s pharmaceutical giant Roche Holding. GlaxoSmithKline posted quarterly earnings that were ahead of consensus expectations because of the company’s cost controls. While revenue growth fell a bit short of the mark, recent prescription data show a clear acceleration in U.S. growth for key products. Performance for Sanofi-Aventis was enhanced by strong earnings, a positive outlook for products in the company’s pipeline, and a favorable legal decision regarding its anti-stroke drug Plavix. The third stock mentioned above, Roche Holding, also benefited from favorable developments in the health care sector. Roche reported better than expected first-quarter pharmaceutical sales thanks to robust demand for flu drug Tamiflu. (Please refer to our detailed list of holdings and the amount each represents of the portfolio.)

GEOGRAPHIC DIVERSIFICATION

	Percent of Net Assets
Periods Ended	10/31/04	4/30/05
Europe	68.6%	69.4%
Japan	20.8	20.5
Pacific Rim	9.3	9.5
Other and Reserves	1.3	0.6
Total	100.0%	100.0%

Among the fund’s worst laggards was Ireland’s Elan, which suspended the marketing of Tysabri, the company’s potentially multibillion-dollar multiple sclerosis drug, in February. The drug was linked to a rare, sometimes fatal disease that affects the central nervous system. The condition was confirmed in two patients who used the medication for two years, and a third case was confirmed in March, sending the shares down further. Another stock that hindered results in the European region was French communications giant Alcatel.

Bright spots in Japan included Mizuho Financial Group, Japan Tobacco, Canon, and Mitsubishi. However, Japan’s automotive powerhouses Toyota Motor and Nissan Motor, as well as wireless telecom provider NTT DoCoMo, detracted from performance. Australia reported strong results, with BHP Billiton once again contributing nicely over the period. In other areas of the Pacific, Hutchison Whampoa and China Mobile did well, while Singapore’s DBS Group hindered returns.

Most sectors delivered positive results during the period. As the largest sector weighting in the benchmark index and the portfolio, financials as a group contributed the most to results. Swiss banks and capital markets majors Credit Suisse Group and UBS were the biggest contributors in the sector; during the past three months the companies reaped the rewards of significant cash flows into their private banking divisions. Commercial banks performed well with Commonwealth Bank of Australia and Mizuho Financial Group among the top performers in the industry. Other contributing banks included the U.K.’s HBOS and Japan’s UFJ Holdings. The pharmaceuticals industry was certainly a highlight during the period, as the three top performers in the portfolio (mentioned earlier) were all pharmaceutical companies. Energy was another sterling sector, as oil giants BP and Shell T&T/Royal Dutch, which benefited overall from strong demand fueling persistently high oil prices, were leaders within the group. Among the highlights in the consumer staples sector was Switzerland’s food product giant Nestle, which is one of the top 10 holdings in the portfolio. British America Tobacco and Japan Tobacco also contributed to superior results in the sector.

SECTOR DIVERSIFICATION

	Percent of Net Assets
10/31/04		4/30/05
Financials	27.5	27.6%
Consumer Discretionary	12.1	10.9
Industrials and Business Services	8.8	8.8
Energy	8.0	8.0
Consumer Staples	7.8	8.0
Health Care	7.5	7.5
Telecommunication Services	7.8	7.2
Materials	6.7	6.7
Information Technology	5.7	5.1
Utilities	5.1	5.1
Trusts	3.1	5.0
Other and Reserves	-0.1	0.1
Total	100.0%	100.0%
Historical weightings reflect current industry/sector classifications.

Unfortunately, information technology, which included Alcatel and SAP, did poorly overall for the reasons mentioned in the Market Review section. Alcatel reported poor numbers in the first quarter of the year and will require a recovery in its fixed-line business before operating margins improve. Cash flow from the firm’s operating activities was disappointing due to a rise in inventories. SAP subtracted value after slightly missing estimates for software licenses in the fourth quarter of last year. Telecommunications, which performed well as a group in the fourth quarter of 2004, struggled in the early months of 2005. The worst contributors in this sector included Japan’s NTT DoCoMo and KDDI. NTT DoCoMo fell because of disappointing growth and profitability, and KDDI shares weakened on concerns over near-term profitability during the first quarter of 2005.

INVESTMENT OUTLOOK

Company balance sheets are strong and we expect earnings to rise, although at a more measured rate than in 2004. Several factors are creating slightly greater risk than in the recent past, however. Low bond yields have supported stock prices for some time, but shorter-term yields have been rising in the U.S., and risk premiums could go up if the Federal Reserve decides to tighten monetary policy beyond the measured pace it has so far adopted. The price of oil remains elevated, and the dollar is still weak. That said, growth stocks tend to do best when the economy is growing steadily, and large-caps normally do better than small-caps in this environment.

The outlook for European profits remains largely positive. With European equities currently trading at attractive earnings multiples, we believe the downside risk for stocks in this arena is limited. In addition, the balance sheet restructuring that has been taking place is leading to healthy cash generation. We continue to be troubled by the strong euro versus the dollar and stubbornly high oil prices. Both have affected consumer confidence, but these issues should be mitigated to some extent.

Japan’s economy should regain momentum in the second half of 2005, underpinned by an uplift in consumer spending. The risks here are the same as for Europe, namely, high oil prices, rising U.S. interest rates, and the weak dollar—as well as an upward trend in raw materials prices. We believe, however, that negatives will be overcome by resilient domestic consumer demand.

The diversification provided in an index fund portfolio of international stocks is a prudent, low-cost approach for investors seeking exposure to these developed foreign equities markets.

Respectfully submitted,

Richard T. Whitney

President and chairman of the fund’s Investment Advisory Committee

May 20, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/05

BP, United Kingdom	2.2%
Shell T&T/Royal Dutch, United Kingdom/Netherlands	2.1
HSBC, United Kingdom	1.8
Vodafone, United Kingdom	1.7
GlaxoSmithKline, United Kingdom	1.5
iShares MSCI EMU, Foreign/Europe	1.4
Total, France	1.4
Novartis, Switzerland	1.4
iShares MSCI United Kingdom, United Kingdom	1.1
Nestle, Switzerland	1.0
Toyota Motor, Japan	1.0
iShares MSCI Japan, Japan	1.0
Royal Bank of Scotland, United Kingdom	1.0
UBS, Switzerland	0.9
Roche Holding, Switzerland	0.9
Sanofi-Aventis, France	0.9
Telefonica, Spain	0.8
BHP Billiton, Australia/United Kingdom	0.8
ENI S.p.A., Italy	0.8
Nokia, Finland	0.7
Banco Santander Central Hispano, Spain	0.7
AstraZeneca, United Kingdom	0.7
Barclays, United Kingdom	0.7
Siemens, Germany	0.7
Unilever, United Kingdom/Netherlands	0.6
Total	27.8%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and collateral for securities lending.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 4/30/05	1 Year	11/30/00
International Equity Index Fund	15.66%	2.21%
FTSE Developed ex North America Index	15.77	3.01
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses

The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/04	4/30/05	11/1/04 to 4/30/05

Actual	$1,000.00	$1,088.80	$2.59

Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.32	2.51

* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.50%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

QUARTER-END RETURNS

		Since
		Inception
Periods Ended 3/31/05	1 Year	11/30/00

International Equity Index Fund	14.06%	2.64%
FTSE Developed ex North America Index	15.57	3.58

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance informa-
tion, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The performance information shown does not reflect the deduction of a
2% redemption fee on shares held for three months or less. If it did, the performance would be lower.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing per-
formance, investors should consider both short- and long-term returns.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

	6 Months	Year			11/30/00
	Ended	Ended			Through
	4/30/05**	10/31/04	10/31/03	10/31/02	10/31/01
NET ASSET VALUE
Beginning of period	$9.72	$8.38	$6.68	$7.78	$10.00

Investment activities
Net investment income (loss)	0.13	0.14	0.13	0.09	0.10
Net realized and unrealized
gain (loss)	0.73	1.34	1.67	(1.12)	(2.32)

Total from investment activities	0.86	1.48	1.80	(1.03)	(2.22)

Distributions
Net investment income	(0.15)	(0.13)	(0.10)	(0.07)	–
Net realized gain	(0.01)	(0.01)	–	–	–

Total distributions	(0.16)	(0.14)	(0.10)	(0.07)	–

NET ASSET VALUE
End of period	$10.42	$9.72	$8.38	$6.68	$7.78

Ratios/Supplemental Data
Total return^	8.88%	17.86%	27.37%	(13.38)%	(22.20)%
Ratio of total expenses to
average net assets	0.50%†	0.50%	0.50%	0.50%	0.50%†
Ratio of net investment income
(loss) to average net assets	2.55%†	1.97%	2.09%	1.59%	1.51%†
Portfolio turnover rate	80.8%†	58.2%	39.4%	49.0%	63.1%†
Net assets, end of period
(in thousands)	$82,704	$48,340	$20,622	$12,031	$7,502

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption on account fees.
† Annualized
** Per share amounts calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Unaudited	April 30, 2005

PORTFOLIO OF INVESTMENTS (1)++	Shares	Value
(Cost and value in $ 000s)
AUSTRALIA 5.5%
Common Stocks 5.5%
Adelaide Bank	482	4
Adelaide Brighton §	521	1
Alinta	1,708	12
Alumina	9,581	43
Amcor	7,218	37
AMP	15,085	80
Ansell Limited	1,118	8
APN News & Media	664	2
Aristocrat Leisure §	4,173	32
Austereo Group	1,422	2
Australand Property Group	3,157	4
Australia & New Zealand Banking §	14,931	253
Australian Foundation	7,458	21
Australian Gas Light	3,752	42
Australian Pharmaceutical Industries	1,583	3
Australian Stock Exchange §	924	14
Australian Wealth *	1,507	1
AWB	4,007	14
AXA Asia Pacific	10,789	36
Babcock & Brown *	686	5
Bank of Queensland	540	5
Bendigo Bank	1,552	11
BHP Billiton	29,970	380
Billabong International	1,649	15
BlueScope Steel	6,121	37
Boral	4,852	22
Brambles Industries §	7,886	49
Brickworks	575	4
Burns, Philip & Company *	10,903	8
Caltex Australia	892	10
Centro Properties Group	6,830	27
CFS Gandel Retail Trust, Equity Units	11,789	15
Challenger Financial Services *§	2,305	6
Coca-Cola Amatil	4,371	28
Cochlear §	678	16
Coles Myer	10,118	68
Commonwealth Bank of Australia	10,454	299
Commonwealth Property Office	11,208	11
Computershare §	4,072	16
Corporate Express Australia	886	4
CSL Limited	1,635	41
CSR	6,174	12
DB RREEF Trust	19,501	20
Downer EDI	2,558	9
Envestra	2,638	2
Flight Centre	467	5
Foodland Associated	967	19
Foster's Group	16,811	68
Futuris	7,662	11
General Property Trust, Equity Units	16,560	48
Gunns	2,353	7
GWA International	1,182	2
Harvey Norman Holdings	6,466	13
Hills Motorway Group	2,043	18
Iluka Resources	2,620	12
Incitec Pivot	68	1
Insurance Australia §	13,094	63
Investa Property, Equity Units	11,088	18
iShares MSCI Australia (USD)	12,600	212
James Hardie Industries	3,320	15
John Fairfax Holdings	1,397	4
Leighton Holdings	1,634	13
Lend Lease	3,261	31
Lion Nathan	2,922	17
Macquarie Airports §	4,667	12
Macquarie Bank	1,836	66
Macquarie Goodman *	1,032	3
Macquarie Goodman (Ordinary shares)	10,327	32
Macquarie Infrastructure Group	17,768	51
Macquarie Office Trust, Equity Units	12,198	12
Mayne Group	6,286	17
Metcash Trading	4,243	11
Minara Resources §	1,346	2
Mirvac Group	6,888	23
National Australia Bank §	12,730	292
National Foods	1,928	10
Newcrest Mining	2,854	33
Novogen *	794	3
Nufarm	1,990	14
OneSteel	6,550	11
Orica	2,371	29
Origin Energy	6,420	35
Oxiana *§	6,865	5
Pacifica Group	329	0
Paperlinx	4,760	11
Patrick Corporation	5,285	23
Perpetual Trust Australia §	255	10
Promina Group §	8,627	35
Publishing & Broadcasting	1,449	16
Qantas Airways	6,623	17
QBE Insurance	6,146	72
Rinker Group §	7,662	69
Rio Tinto §	3,061	100
Rural Press	345	3
Santos	4,453	32
SFE	1,416	10
Sigma Company	1,029	7
Simsmetal Group	1,086	13
Smorgon Steel Group	3,843	3
Sonic Healthcare	2,252	21
Southcorp	5,429	18
Southern Cross Broadcasting	318	3
Spotless Group	1,074	4
St. George Bank	4,226	82
Stockland	10,611	49
Suncorp-Metway	4,428	69
Tabcorp Holdings	4,290	52
Telstra	18,093	69
Ten Network Holdings	2,623	7
Toll Holdings	2,929	29
Transurban Group	3,927	23
UNiTAB	927	9
Washington H. Soul Pattinson & Company	694	5
Wesfarmers	3,089	87
West Australian Newspapers	365	2
Westfield Group	13,805	177
Westpac Banking	14,674	224
WMC Resorces	9,593	60
Woodside Petroleum	4,123	76
Woolworths	8,514	102
		4,556
Preferred Stocks 0.0%
Rural Press	297	2
		2
Total Australia (Cost $3,721)		4,558

AUSTRIA 0.3%
Common Stocks 0.3%
Bank Austria Creditanstalt §	346	32
Erste Bank	1,446	70
EVN	76	5
Immofinanz Immobilien Anlagen *	1,972	18
Immofinanz Immobilien Anlagen, Rights *	1,972	0
Oest Elektrizitatswirts, Class A §	35	9
OMV	127	39
Telekom Austria	3,131	60
Wienerberger	675	29
Total Austria (Cost $195)		262

BELGIUM 1.4%
Common Stocks 1.4%
Agfa Gevaert	630	21
Almancora	87	8
Belgacom	1,513	58
CNP	17	4
Colruyt	73	11
Cumerio *	199	3
Delhaize Group	668	44
Dexia	6,925	160
Electrabel	319	149
Fortis	2,916	81
Fortis, Series B	7,916	221
Groupe Bruxelles Lambert	540	49
Interbrew §	1,359	43
KBC	1,539	122
Mobistar *	170	15
RTL Group	161	12
SES Global GDR	1,749	23
Solvay	435	50
UCB	905	44
Umicore	199	17
Total Belgium (Cost $940)		1,135

CHINA 0.5%
Common Stocks 0.5%
Brilliance China Automotive (HKD) §	6,000	1
China Merchants Holdings (HKD)	8,000	16
China Mobile (HKD)	48,000	168
China Netcom (HKD) *	10,500	14
China Overseas Land & Investment (HKD)	26,000	5
China Resources Enterprise (HKD)	10,000	14
China Unicom (HKD)	28,000	23
Citic Pacific (HKD)	8,000	24
CNOOC (HKD)	97,000	52
Cosco Pacific (HKD)	8,000	17
Global Bio-Chem Technology (HKD)	14,000	9
Guangzhou Investment (HKD)	18,000	2
Semiconductor Manufacturing (HKD) *	21,000	4
Shanghai Industrial (HKD)	14,000	29
TCL International Holdings (HKD)	4,000	1
TPV Technology (HKD)	8,000	5
Total China (Cost $359)		384

DENMARK 0.8%
Common Stocks 0.8%
A P Moller-Maersk, Series B	14	124
A P Moller-Maersk	5	44
Carlsberg, Series B	335	17
Coloplast, Series B	260	15
Danisco	416	28
Danske Bank	5,783	170
H. Lundbeck	553	13
ISS	341	27
Jyske Bank *	406	16
Novo Nordisk, Series B	1,764	89
Novozymes, Series B	520	25
TDC	1,691	73
Vestas Wind Systems *	1,363	17
William Demant Holding *	211	10
Total Denmark (Cost $562)		668

EUROPE/FAR EAST 0.6%
Common Stocks 0.6%
iShares MSCI EAFE Index Fund (USD)	3,156	493
Total Europe/Far East (Cost $483)		493

FINLAND 1.2%
Common Stocks 1.2%
Fortum §	3,149	48
Kone Oyj, Class B *§	308	23
Metso Oyi	1,137	21
Neste Oil *	786	18
Nokia	38,033	610
Outokumpu	1,062	15
Sampo	3,283	46
SanomaWSOY Oyj, Series B	303	7
Stora Enso, Series R	5,152	68
TietoEnator	649	20
UPM-Kymmene	4,429	89
Total Finland (Cost $1,036)		965

FOREIGN/EUROPE 1.4%
Common Stocks 1.4%
iShares MSCI EMU (USD)	16,900	1,180
Total Foreign/Europe (Cost $1,170)		1,180

FRANCE 9.4%
Common Stocks 9.4%
Accor	1,616	74
Assurances Generales de France §	447	36
Air France §	1,797	28
Alcatel *§	10,104	109
Arcelor	3,718	76
Atos Origin *	586	35
Autoroutes du Sud	543	28
AXA §	15,430	382
BIC	315	17
BNP Paribas §	7,244	479
Bouygues	2,078	83
Cap Gemini *	1,188	37
Carrefour §	5,824	284
Casino Guichard-Perrachon §	369	27
Christian Dior	569	40
Ciments Francais	89	8
CNP Assurances	396	27
Compagnie De Saint-Gobain §	2,718	154
Credit Agricole §	4,613	120
Dassault Systemes	440	21
EADS §	2,528	72
Essilor International	927	66
Eurazeo	183	17
Euronext	1,088	36
France Telecom *§	15,094	444
Gecina	287	33
Groupe Danone §	2,233	210
Imerys	263	19
JC Decaux *§	520	14
Klepierre	143	14
L'Air Liquide	877	157
L'Oreal §	2,826	204
Lafarge §	1,337	122
Lagardere	1,094	79
LVMH §	3,001	213
Michelin	829	50
Natexis Banques Populaires	70	10
Pernod-Ricard §	551	84
Peugeot §	1,425	85
Pinault Printemps Redoute	717	71
Publicis	1,319	38
Renault §	1,673	141
Sagem	1,498	31
Sanofi-Aventis	8,216	730
Schneider	1,814	131
Snecma *	843	20
Societe Generale	3,641	364
Sodexho Alliance	1,067	36
STMicroelectronics	5,279	75
Suez	8,624	236
Technip	180	31
Television Francaise *	1,355	39
Thales	658	27
Thomson	2,463	61
Total	5,230	1,165
Unibail	384	48
Valeo	733	32
Veolia Environnement	3,164	120
Vinci	660	100
Vivendi Universal *	8,728	260
Total France (Cost $7,022)		7,750

GERMANY 6.6%
Common Stocks 6.4%
Adidas-Salomon	432	67
Allianz	3,139	377
Altana AG	663	42
AMB Generali Holding	84	7
BASF §	4,791	311
Bayer AG	5,711	188
Bayerische Hypo-und Vereinsbank *	5,917	141
Bayerische Motoren Werke	2,436	104
Beiersdorf	131	14
Celesio *§	266	21
Commerzbank *§	3,512	77
Continental	1,071	79
DaimlerChrysler §	8,230	324
Degussa §	182	8
DEPFA Bank *	3,188	49
Deutsche Bank	4,456	366
Deutsche Boerse	1,016	77
Deutsche Lufthansa *	1,796	23
Deutsche Post	3,480	82
Deutsche Postbank *	513	24
Deutsche Telekom §	25,865	485
E.On §	5,678	481
Fresenius	38	4
Fresenius Medical Care	329	27
Hannover Rueckversicherung	456	17
Heidelberger Druckmaschinen *	504	14
Heidelberger Zement §	390	23
Henkel	213	18
Hypo Real Estate Holding *	1,143	48
Infineon Technologies *	6,694	56
Karstadt §	689	7
Lanxess *	571	12
Linde	784	52
MAN	1,217	51
Merck §	118	9
METRO	1,271	67
MLP	436	7
Munich Re §	1,863	205
Puma §	97	22
RWE §	3,285	197
SAP	1,984	313
Schering	1,563	104
Siemens	7,318	539
Suedzucker	435	8
T-Online International	1,593	17
ThyssenKrupp	3,026	56
TUI	1,683	41
Volkswagen	1,869	78
		5,339
Preferred Stocks 0.2%
Fresenius	245	29
Fresenius Medical Care	122	7
Henkel §	581	50
Porsche	68	44
Wella AG	137	14
		144
Total Germany (Cost $5,192)		5,483

GREECE 0.5%
Common Stocks 0.5%
Alpha Bank	2,450	80
Bank of Piraeus	1,367	23
Coca-Cola Hellenic Bottling	739	20
Commercial Bank of Greece	497	16
Cosmote Mobile Communication	1,050	20
EFG Eurobank Ergasias	1,828	55
Hellenic Petroleum *	962	10
Hellenic Telecommunications	3,323	62
National Bank of Greece	1,956	66
OPAP	1,110	29
Public Power *	910	25
Titan Cement *	450	14
Total Greece (Cost $331)		420

HONG KONG 2.4%
Common Stocks 2.4%
Asia Aluminum Holdings	8,000	1
Asia Satellite Telecommunications	500	1
ASM Pacific Technology	1,500	6
Bank of East Asia	11,600	34
Beijing Enterprises, Class H	2,000	3
BOC Hong Kong	32,500	62
Cafe De Coral Holdings	4,000	4
Cathay Pacific Airways	14,000	27
Chaoda Modern Agriculture	10,100	4
Cheung Kong Holdings	14,000	132
Cheung Kong Infrastructure	4,000	13
China Everbright §	14,000	5
China Insurance International	6,000	2
China National Aviation	10,000	2
China Resources Power Holdings	16,000	9
China Travel International Investment	28,000	8
Chinese Estates Holdings *	4,000	4
CITIC International Financial Holdings	12,000	5
CLP Holdings	14,700	84
CNPC Hong Kong	20,000	3
COFCO International	2,000	1
Dah Sing Financial §	1,200	8
Dairy Farm (USD)	4,500	12
Denway Motors	36,000	13
Esprit Holdings	7,000	52
First Pacific *	30,000	9
Fountain Set	2,000	1
Fubon Bank	2,000	1
Giordano International	8,000	6
Great Eagle Holdings	2,000	5
Guangdong Investment	10,000	3
Guoco Group	1,000	10
Hang Lung Group	6,000	11
Hang Lung Properties	13,000	20
Hang Seng Bank	6,300	86
Henderson Investment	9,000	13
Henderson Land Development	6,000	28
Hengan International Group	6,000	4
Hong Kong & China Gas	35,930	74
Hong Kong & Shanghai Hotels	5,000	5
Hong Kong Aircraft Engineering	800	5
Hong Kong Electric	13,000	59
Hong Kong Exchanges	8,000	19
Hong Kong Land Holdings (USD)	15,000	43
Hopewell Highway Infrastructure §	12,500	9
Hopewell Holdings	7,000	17
Hung Hing Printing Group	2,000	1
Hutchison Harbour Ring	6,000	1
Hutchison Telecommunications *	10,000	10
Hutchison Whampoa	26,000	233
Hysan Development	5,000	10
i-Cable Communication	2,200	1
Industrial & Commercial Bank of China	3,000	4
iShares MSCI Hong Kong Index (USD)	8,900	107
Jardine Matheson (USD)	2,400	43
Jardine Strategic (USD)	3,000	30
JCG Holdings	2,000	2
Johnson Electric	19,500	17
Kerry Properties	2,500	5
Kingboard Chemical, Warrants, 12/31/06 *	200	0
Kingboard Chemical Holdings	6,000	18
Kowloon Motor Bus Holdings	2,000	11
Lee & Man Paper Manufacturing	2,000	2
Levono Group	16,000	5
Li & Fung	20,000	38
Liu Chong Hing Bank	1,000	1
Mandarin Oriental (USD)	6,000	5
MTR	14,500	23
New World Development	22,000	24
Next Media *	2,000	1
NWS Holdings	5,000	7
Orient Overseas International *	2,200	11
Oriental Press Group	14,000	4
PCCW	45,200	27
SCMP Group	10,000	5
Shangri-La Asia	8,000	12
Shenzhen International Holdings	22,500	1
Shenzhen Investment	2,000	0
Shun Tak Holdings	10,000	10
Sino Land	24,000	23
Skyworth Digital	6,000	2
Smartone Telecommunications	1,000	1
Sun Hung Kai Properties	15,000	144
Swire Pacific, Series A	8,500	71
Swire Pacific, Series B	7,500	12
Techtronic Industries	12,000	27
Television Broadcasts	2,000	10
Texwinca Holdings	4,000	3
Tingyi	14,000	3
Wharf	10,000	33
Wheelock	10,000	15
Wing Hang Bank	1,500	9
Wing Lung Bank	1,500	11
Yue Yuen Industrial	5,500	16
Total Hong Kong (Cost $1,742)		1,972

IRELAND 0.7%
Common Stocks 0.7%
Allied Irish Banks	7,718	157
Anglo Irish Bank	5,226	61
Bank of Ireland	8,693	132
CRH	4,480	112
Elan *	3,112	17
Irish Life & Permanent	2,211	37
Kerry Group	1,081	26
Total Ireland (Cost $526)		542

ITALY 4.3%
Common Stocks 4.3%
AEM	7,038	14
Alleanza Assicurazioni	3,313	40
Assicurazioni Generali §	10,460	323
Autogrill *	993	14
Autostrade *	2,239	59
Banca Antonveneta *§	2,524	84
Banca Carige	3,755	15
Banca Fideuram	2,304	12
Banca Intesa §	36,324	174
Banca Lombarda	2,641	37
Banca Monte dei Paschi di Siena	9,571	34
Banca Nazionale Lavoro §	17,572	56
Banca Popol Emilia Romagna *	712	38
Banca Popolare di Lodi	2,592	26
Banche Poplari Unite Scrl	2,989	64
Banco Popolare di Verona e Novara	3,319	61
Benetton Group §	504	5
Bulgari §	1,155	13
Capitalia	12,890	69
Edison *§	9,584	20
Enel	37,329	356
ENI S.p.A.	24,744	624
Fiat *§	4,699	31
FinecoGroup	1,548	13
Finmeccanica	49,327	46
Gruppo Editoriale L'Espresso §	1,684	10
Ifil	4,055	17
Italcementi	1,120	18
Italcementi-RNC	382	5
Luxottica	1,063	21
Mediaset	7,227	94
Mediobanca	3,047	50
Mediolanum	1,705	11
Pirelli	30,051	34
RAS	2,604	57
RCS MediaGroup	5,180	32
SAI	759	20
Saipem	2,550	32
San Paolo IMI	9,062	135
Seat Pagine Gialle *	42,072	16
Snam Rete Gas	7,652	43
Telecom Italia	104,420	356
Telecom Italia Mobile	11,323	66
Telecom Italia-RNC	28,539	81
Terna	7,830	22
UniCredito	37,923	214
Unipol	811	3
		3,565
Preferred Stocks 0.0%
Unipol *	3,290	12
		12
Total Italy (Cost $3,137)		3,577

JAPAN 20.5%
Common Stocks 20.5%
ABC-Mart	100	3
ACOM §	570	37
Advantest	500	35
AEON	4,500	70
AEON Credit Service §	200	13
AEON Mall	200	8
Aichi Steel	2,000	11
AIFUL	250	19
AIFUL (Bonus shares) *	125	9
Aioi Insurance §	5,000	26
Aisin Seiki	1,200	26
Ajinomoto	4,000	48
Alfresa Holdings	200	9
All Nippon Airways §	9,000	29
Alps Electric §	1,000	16
Amada	3,000	19
Anritsu	1,000	6
Aoyama Trading	400	11
Arisawa *	220	7
Asahi Breweries	3,000	38
Asahi Glass §	7,000	78
Asahi Kasei	9,000	44
Asatsu-DK §	300	9
Askul	100	6
Astellas Pharmaceutical	4,120	150
Autobacs Seven §	200	7
Awa Bank	2,000	12
Bandai §	600	14
Bank of Fukuoka §	4,000	24
Bank of Kyoto §	2,000	17
Bank of Nagoya	2,000	13
Bank of Yokohama	9,000	52
Benesse	800	26
Bosch Automotives	1,000	5
Bridgestone	5,000	96
Brother Industries	2,000	19
Calsonic Kansei	1,000	6
Canon	7,300	381
Canon Sales	1,000	16
Casio Computer §	2,000	27
Central Glass §	1,000	7
Central Japan Railway §	7	58
Chiba Bank §	5,000	31
Chiyoda	1,000	11
Chubu Electric §	4,500	108
Chugai Pharmaceutical	1,900	30
Chugoku Bank	1,000	12
Chugoku Electric Power	2,300	44
Circle K Sunkus §	400	10
Citizen Watch §	2,000	18
Coca-Cola West Japan §	300	7
Cosmo Oil §	3,000	10
Credit Saison §	1,200	41
CSK	400	15
Dai Nippon Printing	5,000	81
Daicel Chemical Industries	2,000	11
Daido Steel §	2,000	8
Daiei *	1,500	3
Daihatsu Motor	1,000	8
Daiichi Pharmaceutical	1,500	35
Daikin Industries §	2,000	50
Daimaru §	3,000	26
Dainippon Ink & Chemicals §	9,000	25
Dainippon Pharmaceutical	1,000	10
Dainippon Screen	1,000	7
Daishi Bank	2,000	8
Daito Trust Construction	800	32
Daiwa House	3,000	34
Daiwa Securities Group	10,000	63
Denki Kagaku Kogyo	4,000	14
Denso	3,600	85
Dentsu §	9	23
Diamond Lease	100	4
Disco Corporation §	100	4
Don Quijote	100	6
Dowa Mining §	3,000	20
East Japan Railway	25	130
Ebara	2,000	8
Eisai	1,600	53
Ezaki Glico	1,000	8
FamilyMart §	500	16
Fanuc §	1,300	77
Fast Retailing	400	24
Fuji Photo Film	3,000	100
Fuji Electric Holdings	5,000	15
Fuji Fire & Marine Insurance	1,000	3
Fuji Heavy Industries §	5,000	23
Fuji Soft ABC	300	9
Fuji Television Network	4	8
Fujikura §	3,000	13
Fujitsu Limited §	13,000	72
Fukui Bank	1,000	4
Fukuyama Transporting	1,000	4
Funai Electric §	100	11
Furukawa Electric *	4,000	18
Futaba	200	6
Global Media Online §	100	3
Goodwill Group	3	6
Gunma Bank	3,000	17
Gunze	1,000	5
Hachijuni Bank	3,000	21
Hamamatsu Photonics §	300	7
Hankyu Department Stores	1,000	7
Hankyu Holdings §	8,000	31
Hanshin Electric Railway	2,000	7
Heiwa	700	12
Higo Bank	2,000	14
Hikari Tsushin	100	6
Hino Motors §	2,000	12
Hirose Electric §	200	20
Hiroshima Bank	4,000	19
Hitachi	20,000	118
Hitachi Cable §	1,000	4
Hitachi Capital	300	6
Hitachi Chemical	900	15
Hitachi Construction Machinery	600	8
Hitachi High-Technologies	200	3
Hitachi Information Systems	100	2
Hitachi Metals §	1,000	7
Hokkaido Electric Power	1,400	28
Hokkoku Bank	2,000	9
Hokugin Financial Group §	15,000	43
Hokuriku Electric	1,200	22
Honda	5,700	275
House Foods §	300	4
Hoya	700	73
Hyakugo Bank	2,000	12
Hyakujushi Bank	2,000	12
Ibiden §	900	19
INPEX	5	27
Invoice	19	2
Isetan §	1,200	14
iShares MSCI Japan (USD)	77,200	791
Ishikawajima-Harima *§	8,000	13
Isuzu Motors §	5,000	13
Ito EN §	300	15
Ito-Yokado §	3,000	103
Itochu §	10,000	50
Itochu Techno-Science §	200	6
Iyo Bank	2,000	16
Izumi §	300	7
JAFCO §	300	17
Japan Airlines System	6,000	17
Japan Petroleum Exploration	200	8
Japan Tobacco	8	103
JFE Holdings §	3,500	97
JGC §	1,000	10
Joyo Bank	5,000	25
JS Group	3,000	54
JSAT	1	3
JSR	2,000	41
Juroku Bank §	2,000	11
Kagoshima Bank	1,000	8
Kajima	11,000	42
Kamigumi	3,000	24
Kandenko	1,000	6
Kaneka	1,000	11
Kansai Electric	5,900	119
Kansai Paint §	4,000	24
Kao	5,000	115
Katokichi	300	2
Katokichi (Bonus shares) *§	600	5
Kawasaki Heavy Industries §	10,000	19
Kawasaki Kisen Kaisha	5,000	33
KDDI	25	116
Keihin Electric Express Railway §	3,000	18
Keio Electric Railway	5,000	28
Keyence §	300	67
Kikkoman	1,000	10
Kinden	2,000	17
Kinki Nippon Railways §	11,000	34
Kirin Beverage §	100	3
Kirin Brewery	6,000	59
Kobayashi Pharmaceutical §	100	3
Kobe Steel	18,000	33
Koei	1,300	34
Kokuyo §	800	10
Komatsu §	8,000	57
Komeri	300	8
Konami §	800	17
Konica Minolta Holdings §	3,000	29
Kose *	110	4
Koyo Seiko §	1,000	14
Kubota	5,000	26
Kuraray §	3,000	28
Kuraya Sanseido §	1,200	15
Kurita Water Industries	700	11
Kyocera	1,600	117
Kyowa Hakko Kogyo	3,000	22
Kyushu Electric Power	2,900	62
Lawson §	600	23
Leopalace21	700	11
Lion Corporation	2,000	11
Mabuchi Motor §	300	18
Makita	1,000	19
Marubeni	9,000	29
Marui	2,300	30
Maruichi Steel Tube §	2,000	44
Matsui Securities	300	4
Matsui Securities (Bonus shares) *	600	8
Matsumotokiyoshi	300	9
Matsushita Electric Industries	20,000	294
Matsushita Electric Works	1,671	14
Mazda Motor	5,000	18
Meiji Dairies	2,000	11
Meiji Seika Kaisha §	2,000	10
Meitec §	300	10
Millea	11	150
Minebea §	3,000	12
Misumi	100	3
Mitsubishi Chemical	11,000	35
Mitsubishi Corporation	10,000	137
Mitsubishi Electric	13,000	69
Mitsubishi Estate	8,000	86
Mitsubishi Gas Chemical §	4,000	20
Mitsubishi Heavy Industries	25,000	67
Mitsubishi Logistics §	1,000	10
Mitsubishi Materials	6,000	14
Mitsubishi Motors *	5,000	6
Mitsubishi Pharmaceutical	1,000	10
Mitsubishi Rayon §	3,000	11
Mitsubishi Securities §	2,000	17
Mitsubishi Tokyo Financial	27	235
Mitsui	9,000	86
Mitsui Chemical	5,000	28
Mitsui Engineering & Shipbuilding §	5,000	11
Mitsui Fudosan	7,000	78
Mitsui Mining & Smelting	5,000	22
Mitsui OSK Lines	7,000	44
Mitsui Sumitomo Insurance	12,000	110
Mitsui Trust Holdings §	5,000	50
Mitsukoshi	3,000	14
Mitsumi Electric	500	6
Mizuho Financial Group	73	344
Mizuho Investors *	3,000	6
Mizuho Trust & Banking §	14,000	25
Mochida Pharmaceutical	1,000	7
Murata Manufacturing	1,900	95
Musashino Bank	300	13
Nagoya Railroad §	5,000	17
Namco	700	9
NEC	12,000	66
NEC Electronics	200	9
Net One Systems §	3	8
NGK Insulators	2,000	21
NGK Spark Plug §	1,000	10
NHK Spring §	2,000	15
Nichicon	1,100	14
Nichii Gakkan	100	3
Nichirei	2,000	7
Nidec	200	24
Nikko Cordial	12,000	56
Nikon	2,000	21
Nintendo	800	92
Nippon Broadcasting System	50	3
Nippon Electric Glass	2,000	32
Nippon Express	6,000	29
Nippon Kayaku	1,000	6
Nippon Light Metal §	3,000	8
Nippon Meat Packer	1,000	13
Nippon Mining	5,000	30
Nippon Oil	9,000	63
Nippon Paint	1,000	4
Nippon Sheet Glass	3,000	12
Nippon Shokubai	1,000	9
Nippon Steel	42,000	107
Nippon Telegraph & Telephone	43	180
Nippon Television Network	30	5
Nippon Unipac Holding	7	30
Nippon Yusen	8,000	47
Nipponkoa Insurance §	5,000	34
Nishi-Nippon Bank §	4,000	16
Nishi-Nippon Railroad §	2,000	6
Nishimatsu Corporation	1,000	4
Nissan Motor	18,600	184
Nissan Chemical Industries §	2,000	17
Nissay Dowa General Insurance §	1,000	5
Nisshin Seifun Group	1,000	10
Nisshin Steel	5,000	13
Nisshinbo Industries	1,000	8
Nissin Food Products	700	19
Nitori	200	14
Nitto Denko	1,100	60
NOK §	1,000	26
Nomura Research Institute	200	19
Nomura Securities	16,000	204
NSK	3,000	15
NTN §	4,000	21
NTT Data	9	28
NTT DoCoMo	157	243
Obayashi	4,000	23
Odakyu Electric Railway §	4,000	23
Ogaki Kyoritsu Bank	3,000	18
Oji Paper	7,000	37
Oki Electric §	4,000	15
Olympus Optical §	2,000	41
OMC Card §	1,000	13
Omron	2,000	44
Ono Pharmaceutical	700	36
Onward Kashiyama	1,000	13
Oracle Japan §	200	9
Orient	2,000	7
Oriental Land	300	19
Orix	700	96
Osaka Gas §	15,000	47
Otsuka	100	8
Park24 §	400	8
Pasona *	1	3
Pioneer §	1,100	19
Privee Zurich Turnaround *	1,000	3
Promise	850	55
Q.P. §	600	5
Resona Holdings *§	37,000	70
Ricoh	5,000	80
Rinnai §	300	8
Rohm Company	900	85
Ryohin Keikaku §	200	10
Sagami Railway §	2,000	7
San-In Godo Bank	1,000	10
Sanken Electric	1,000	14
Sankyo	2,400	50
Sankyo Seiki §	1,000	9
Sankyo-Gunma	400	20
Santen Pharmaceutical	500	11
Sanyo Electric	12,000	35
Sanyo Shinpan Finance	100	7
Sapporo Breweries	2,000	9
Sapporo Hokuyo Holdings	1	7
Secom	1,500	60
Sega Sammy Holdings	600	35
Seibu Railway	1,000	5
Seiko Epson	1,200	42
Seino Transportation	1,000	10
Seiyu *	3,000	5
Sekisui Chemical	3,000	22
Sekisui House	4,000	42
Seven-Eleven Japan	3,000	85
SFCG	50	13
Sharp	7,000	110
Shiga Bank	2,000	13
Shikoku Electric Power	1,300	26
Shikoku Bank	1,000	6
Shima Seiki	200	6
Shimachu	300	8
Shimadzu	2,000	12
Shimamura	200	17
Shimano	1,500	50
Shimizu	5,000	24
Shin-Etsu Chemical	2,600	96
Shinko Electric	100	3
Shinko Securities	5,000	16
Shinsei Bank	4,000	22
Shionogi	2,000	28
Shiseido	2,000	26
Shizuoka Bank	4,000	37
Showa Denko	8,000	20
Showa Shell Sekiyu	900	9
Sky Perfect Communications	4	3
Skylark	600	10
SMBS Friend Securities	1,000	6
SMC	400	42
Softbank	1,300	52
Softbank Investment	20	7
Sohgo Security Services	2,100	30
Sompo Japan Insurance	6,000	58
Sony	7,500	277
Square Enix	300	10
Stanley Electric	1,300	21
Sumisho Computer Systems	1,100	26
Sumisho Lease	100	4
Sumitomo	7,000	59
Sumitomo Bakelite	2,000	13
Sumitomo Chemicals	9,000	46
Sumitomo Electric Industries	4,000	42
Sumitomo Forestry	1,000	9
Sumitomo Heavy Industries	3,000	12
Sumitomo Metal Industries	25,000	44
Sumitomo Metal Mining	5,000	35
Sumitomo Mitsui Financial	38	246
Sumitomo Osaka Cement	4,000	10
Sumitomo Realty & Development	4,000	46
Sumitomo Rubber Industries	2,000	20
Sumitomo Trust & Banking	10,000	63
Suruga Bank	2,000	17
Suzuken	300	8
Suzuki Motor	3,000	51
T&D Holdings	1,500	74
Taiheiyo Cement	6,000	17
Taisei	6,000	21
Taisho Pharmaceutical	2,000	43
Taiyo Nippon Sanso	2,000	11
Taiyo Yuden	1,000	10
Takara Holdings	1,000	6
Takashimaya	2,000	18
Takeda Chemical Industries	5,500	269
Takefuji	490	31
Tanabe Seiyaku	1,000	11
TDK	800	56
Teijin	5,000	23
Teikoku Oil	2,000	14
TEPCO	8,400	202
Terumo	1,100	33
The 77 Bank	2,000	14
THK	1,000	19
TIS	200	7
Tobu Railway	5,000	19
Toda	2,000	10
Toho	1,000	16
Toho Gas	3,000	11
Tohoku Electric Power	3,100	60
Tokai Rika	100	2
Tokai Rubber Industries	500	7
Tokuyama	2,000	15
Tokyo Broadcasting System	200	4
Tokyo Electron	1,000	52
Tokyo Gas	17,000	68
Tokyo Steel	800	12
Tokyo Style	1,000	11
Tokyo Tatemono	2,000	14
Tokyu	7,000	34
Tokyu Land	2,000	8
Tomen *	5,000	8
TonenGeneral Sekiyu	2,000	21
Toppan Forms	100	1
Toppan Printing	4,000	44
Toray Industries	7,000	31
Toshiba	20,000	82
Toshiba TEC	1,000	5
Tosoh	4,000	19
TOTO	2,000	17
Toyo Seikan Kaisha	1,000	18
Toyo Suisan Kaisha	2,000	32
Toyobo	4,000	9
Toyoda Gosei	1,100	20
Toyota Industries	1,100	31
Toyota Motor	22,200	810
Toyota Tsusho	1,000	17
Trend Micro	1,000	37
TV Asahi	2	4
Ube Industries	6,000	12
UFJ *	32	169
UFJ Tsubasa Securities	3,000	10
ULVAC *	200	6
Uni-Charm	300	13
Uniden	1,000	20
UNY	1,000	12
Ushio	1,000	19
USS	190	15
Victor Company of Japan	1,000	8
Wacoal	1,000	13
West Japan Railway	12	45
World	300	10
Yahoo Japan	17	38
Yahoo Japan (Bonus shares)	17	38
Yakult Honsha	1,000	20
Yamada Denki	700	34
Yamaguchi Bank	1,000	12
Yamaha	1,100	16
Yamaha Motor	1,000	18
Yamato Transport	3,000	40
Yamazaki Baking	2,000	18
Yaskawa Electric *	1,000	6
Yokogawa Electric	1,000	13
Yokohama Rubber	2,000	8
York-Benimaru	100	3
Yoshinoya D&C	1	2
Zeon	2,000	16
Total Japan (Cost $16,108)		16,974

LUXEMBOURG 0.0%
Common Stocks 0.0%
SES Global GDR *	2,050	28
Total Luxembourg (Cost $25)		28

NETHERLANDS 4.4%
Common Stocks 4.4%
ABN AMRO §	14,782	363
Aegon	13,691	172
Akzo Nobel §	2,352	97
ASML *§	3,747	54
Corio	492	27
DSM	749	50
Heineken §	2,405	77
Heineken Holding	513	15
ING Groep GDS §	18,026	496
Koninklijke Numico *	1,317	55
Philips Electronics	10,302	258
Randstad Holding *	780	32
Reed Elsevier §	6,703	97
Rodamco Europe	526	40
Royal Ahold *	13,518	103
Royal Dutch Petroleum §	17,186	1,006
Royal KPN	18,864	158
TPG	3,785	103
Unilever GDS	4,683	303
VNU	1,967	56
Wolters Kluwer GDS	2,327	42
Total Netherlands (Cost $3,510)		3,604

NEW ZEALAND 0.2%
Common Stocks 0.2%
Air New Zealand	395	0
Auckland International Airport	6,088	9
Carter Holt Harvey	3,779	5
Contact Energy	2,280	12
Fisher & Paykel Appliances §	1,226	2
Fisher & Paykel Healthcare	2,983	7
Fletcher Building	3,615	16
Independent Newspapers	3,598	16
Infratil	1,016	3
Infratil, Warrants, 7/10/09 *	203	0
Kiwi Income Property Trust, Equity Units	6,039	5
NGC Holdings	1,302	3
Port of Tauranga	94	0
Ports of Auckland	30	0
Sanford	733	2
Sky City Entertainment Group	3,414	11
Sky Network Television	776	4
Telecom Corporation of New Zealand	16,641	74
Tenon *	219	1
Tower *	2,903	4
Warehouse Group	1,391	4
Westpac Trust Investments	593	9
Total New Zealand (Cost $148)		187

NORWAY 0.6%
Common Stocks 0.6%
DNB Holdings	7,520	72
Norsk Hydro	1,675	133
Norske Skogsindustrier	1,046	18
Orkla	1,805	61
Statoil ASA	5,811	103
Storebrand ASA	2,177	16
Telenor ASA	6,858	58
Yara International *	1,862	25
Total Norway (Cost $390)		486

PORTUGAL 0.3%
Common Stocks 0.3%
Banco BPI	4,451	18
Banco Comercial §	20,500	55
Banco Espirito Santo §	591	10
Brisa-Auto Estradas	2,999	24
Cimpor-Cimentos de Portugal	1,569	9
Electricidade de Portugal §	21,438	58
Portugal Telecom	10,074	111
PT Multimedia-Servicos *	295	7
Total Portugal (Cost $272)		292

SINGAPORE 0.9%
Common Stocks 0.9%
Allgreen Properties	1,000	1
BIL International	9,500	7
CapitaCommercial Trust, REIT	400	0
CapitaLand *	7,000	11
Capitamall Trust, REIT	7,000	9
Chartered Semiconductor *	13,000	8
China Aviation Oil Singapore	1,400	1
City Developments	7,000	30
ComfortDelGro	16,012	17
Creative Technology	350	3
Cycle & Carriage	1,000	7
Datacraft Asia (USD) *	3,000	3
DBS Group	9,000	79
Fortune, REIT (HKD)	2,000	2
Fraser & Neave	1,000	9
Haw Par	1,103	3
Hong Leong Finance	2,000	4
iShares MSCI Singapore (USD)	4,900	36
Keppel	5,000	33
Keppel Land *	2,000	3
MobileOne	5,650	7
NatSteel	4,000	5
Neptune Orient Lines	6,000	13
Noble Group	4,000	4
Overseas Chinese Banking	8,000	66
Overseas Union Enterprise	1,000	5
Pacific Century Regional Developments *	3,600	1
Parkway Holdings	2,000	2
People's Food Holdings	2,000	1
Sembcorp	5,000	6
Sembcorp Logistics	2,520	3
Sembcorp Marine	7,000	8
Singapore Airlines	6,000	41
Singapore Exchange	13,000	15
Singapore Land	1,000	4
Singapore Post	18,000	9
Singapore Press	12,500	33
Singapore Technologies	10,000	15
Singapore Telecommunications	54,642	86
Singapore Telecommunications GDR (AUD)	1,237	2
SMRT	2,000	1
Starhub *	16,000	13
Stats ChipPAC *	8,000	5
United Industrial	5,000	3
United Overseas Bank	9,520	83
United Overseas Land	3,000	4
Venture	2,000	17
Want Want Holdings (USD)	8,000	8
Wheelock Properties	1,000	2
Wing Tai Holdings	1,000	1
Total Singapore (Cost $655)		729

SPAIN 4.0%
Common Stocks 4.0%
Abertis Infraestructuras §	3,017	67
Acciona	211	18
Acerinox §	2,791	42
ACS Actividades	2,465	60
Alba §	259	10
Altadis	2,211	94
Amadeus Global Travel	2,306	22
Antena 3 Television	696	14
Banco Bilbao Vizcaya Argentaria	29,833	464
Banco de Sabadell §	2,398	60
Banco Popular Espanol	1,362	85
Banco Santander Central Hispano	51,450	603
Bankinter	710	35
Cia Espanola de Petroleos	347	13
Corporacion Mapfre	1,180	18
Endesa	8,301	182
FCC	421	23
Gamesa §	955	12
Gas Natural	1,755	50
Gestevision Telecino *§	770	18
Groupo Prisa	690	13
Grupo Ferrovial §	548	31
Iberdrola	7,390	194
Inditex	1,953	58
Repsol	9,997	255
Sogecable *	740	28
Telefonica	40,537	692
Terra Networks *	1,811	8
Union Fenosa	2,728	82
Vallehermoso §	1,043	18
Zardoya Otis	680	18
Total Spain (Cost $2,830)		3,287

SWEDEN 2.4%
Common Stocks 2.4%
Assa-Abloy, Series B §	2,700	35
Atlas Copco, Series A §	1,299	59
Atlas Copco, Series B	244	10
Electrolux, Series B §	2,438	49
ForeningsSparbanken	3,116	74
Gambro, Series A	2,246	31
Gambro, Series B §	455	6
Hennes & Mauritz, Series B §	2,396	83
Holmen, Series B §	485	13
Industrivarden, Series A	1,315	29
Industrivarden, Series C	174	3
Investor, Series A	915	12
Investor, Series B §	5,668	74
iShares MSCI Sweden Index (USD)	3,600	72
LM Ericsson	123,276	367
NORDEA	22,831	218
SEB	5,711	101
Sandvik, Series A	2,085	82
Svenska Cellulosa, Series B	1,749	61
Scania, Series B	782	30
Securitas, Series B	3,115	50
Skandia Forsakrings	8,008	38
Skanska	3,038	37
SKF, Series A	101	4
SKF, Series B	806	34
SSAB Svenskt Stal, Series A	582	14
SSAB Svenskt Stal, Series B	203	5
SSAB Svenskt Stal, Rights *	582	0
SSAB Svenskt Stal, Series B, Rights *	203	0
Svenska Handelsbanken, Series A	5,085	115
Swedish Match	2,751	33
Tele2, Series B	1,110	35
TeliaSonera	18,501	97
TeliaSonera (EUR)	1,303	7
Volvo, Series A	1,045	41
Volvo, Series B	2,400	98
Total Sweden (Cost $1,781)		2,017

SWITZERLAND 6.8%
Common Stocks 6.8%
ABB *	15,910	99
Adecco	1,083	53
Baloise Holding §	481	25
Ciba Specialty Chemicals	565	36
Compagnie Financiere Richemont, Equity Units, Class A	4,080	122
Clariant *	1,804	28
Converium Holding *	1,141	10
Credit Suisse Group *§	9,890	418
Givaudan *§	63	40
Holcim	1,351	83
iShares MSCI Switzerland (USD)	17,000	284
Julius Baer	440	29
Kuehne & Nagel *	54	11
Lonza Group §	485	29
Nestle §	3,238	854
Nobel Biocare	238	51
Novartis	23,128	1,130
Pargesa Holdings	11	42
Roche Holding	115	16
Roche Holding Genusscheine NPV	5,921	719
Schindler Holding	16	6
Schindler Holding (Participation certificates)	24	9
Swiss Re	2,755	184
Serono	43	28
Societe Generale de Surveillance	50	34
Straumann Holding	61	13
Swatch (Bearer shares)	374	48
Swatch (Registered shares)	455	12
Swiss Life Holding *	226	31
Swisscom	207	72
Syngenta *	885	92
Synthes	343	39
UBS	9,225	743
Zurich Financial Services *	1,202	204
Total Switzerland (Cost $5,036)		5,594

THAILAND 0.0%
Common Stocks 0.0%
Total Access Communications (USD) *	800	2
Total Thailand (Cost $2)		2

UNITED KINGDOM 24.3%
Common Stocks 24.3%
3i Group	4,802	59
Aegis Group	11,366	21
Alliance & Leicester	3,536	56
Alliance Trust	394	20
Alliance UniChem	2,094	32
Allied Domecq	9,108	120
AMVESCAP	6,348	37
Anglo American	12,393	277
Antofagasta	612	13
Associated British Foods	3,093	44
Associated British Ports	2,447	22
AstraZeneca	13,432	590
Aviva	18,736	212
AWG	1,116	19
BAE Systems	24,994	122
Barclays	53,025	547
BBA Group	4,203	22
BG Group	29,303	227
BHP Billiton	20,333	249
BOC Group	3,899	72
Boots Group	5,849	67
BP	177,706	1,815
BPB	3,901	34
Bradford & Bingley	6,120	36
Brambles	6,740	38
British Airport Authorities	8,725	97
British Airways *	4,248	19
British America Tobacco	13,329	250
British Land	4,444	70
British Sky Broadcasting	11,340	118
British Telecommunications	71,929	276
Bunzl	4,128	40
Burberry Group	1,190	8
Cable & Wireless	18,716	43
Cadbury Schweppes	17,661	178
Cairn Energy *	1,505	33
Capita Group	6,102	44
Carnival	1,696	88
Centrica	29,565	125
Cobham	870	22
Compass Group	18,966	85
Corus Group *	41,696	35
Daily Mail & General Trust	2,232	28
Diageo	24,831	369
Dixons Group	15,174	41
DX Services	678	5
Electrocomponents	3,395	15
Emap	2,403	37
EMI	7,474	34
Enterprise Inns	2,732	38
Exel	2,320	37
Foreign & Colonial Investment	7,143	26
Friends Provident	15,549	48
Gallaher Group	5,079	79
GKN	6,911	31
GlaxoSmithKline	48,512	1,224
Group 4 Securicor *	9,863	25
GUS	7,875	126
Hammerson	2,164	35
Hanson	5,745	53
Hays	15,537	39
HBOS	31,825	472
Henderson Group *	10,000	12
Hilton Group	12,335	65
HSBC	91,266	1,463
ICAP	3,549	18
Imperial Chemical	9,360	45
Imperial Tobacco	5,708	164
InterContinental Hotels	4,878	58
International Power *	11,591	40
Invesys *	41,576	10
iShares MSCI United Kingdom (USD)	49,800	892
J Sainsbury	9,911	54
Jardine Lloyd Thomson Group	2,013	13
Johnson Matthey	2,062	36
Johnston Press	2,224	21
Kelda Group	3,425	41
Kesa Electricals	5,100	26
Kingfisher	18,354	87
Land Securities	3,824	98
Legal & General Group	50,716	102
Liberty International	2,521	46
Lloyds TSB	45,726	394
Logica	5,849	18
Lonmin	1,106	19
Man Group	2,411	56
Marks & Spencer	14,554	94
Matalan	1,523	5
Misys	4,390	17
Mitchells & Butlers	4,947	28
National Grid	25,364	250
Next	2,065	59
Northern Rock	3,309	47
O2 *	73,659	166
Old Mutual	29,964	72
Pearson	6,227	76
Peninsular & Oriental Steam	5,766	30
Persimmon	2,747	36
Premier Farnell	4,771	14
Provident Financial	2,482	32
Prudential	19,812	179
Rank Group	4,646	23
Reckitt Benckiser	5,937	193
Reed Elsevier	10,457	102
Rentokil Group	14,149	43
Reuters	12,555	93
Rexam	4,269	38
Rio Tinto	8,958	271
Rolls-Royce *	13,158	60
Rolls-Royce, Class B	587,900	1
Royal & Sun	27,567	40
Royal Bank of Scotland	25,989	786
SABMiller	8,622	128
Sage Group	10,076	38
Schroders	1,918	25
Schroders (Non-Voting Shares)	434	5
Scottish & Newcastle	6,968	61
Scottish & Southern Energy	6,915	124
Scottish Mortgage	2,347	15
Scottish Power	15,169	123
Severn Trent	2,705	50
Shell Transport & Trading	78,785	707
Shire Pharmaceuticals	3,761	39
Signet Group	16,143	31
Slough Estates	3,901	36
Smith & Nephew	7,715	80
Smiths Group	4,758	78
Standard Chartered	10,859	196
Tate & Lyle	4,592	41
Tesco	63,646	377
TI Automotive, Class A *	270	0
Tomkins	7,172	34
Travis Perkins	900	28
Trinity Mirror	2,789	34
Unilever	23,912	228
United Business Media	2,613	25
United Utilities	5,695	69
United Utilities, Class A	984	9
Vodafone	531,798	1,391
WH Smith	2,203	14
Whitbread	2,319	38
William Hill	3,761	39
William Morrison Supermarkets	23,345	87
Witan Investment Trust	2,654	17
Wolseley	4,830	97
WPP Group	10,547	115
Xstrata	3,707	64
Yell Group	5,437	42
Total United Kingdom (Cost $18,161)		20,062

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 2.93% #†	264,510	264
Total Short-Term Investments (Cost $264)		264

SECURITIES LENDING COLLATERAL 18.6%
Money Market Pooled Account 18.6%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 2.902% #	15,412,662	15,413
Total Securities Lending Collateral (Cost $15,413)		15,413

Total Investments in Securities
118.9% of Net Assets (Cost $91,011)		98,328

(1)	Denominated in currency of country of
incorporation unless otherwise noted
#	Seven-day yield	†	Affiliated company – See Note 5
*	Non-income producing	ADS	American Depository Shares
§	All or a portion of this security is on loan	AUD	Australian dollar
	at April 30, 2005 – See Note 2	EUR	Euro
++	At April 30, 2005, a substantial number	GDR	Global Depository Receipts
	of the fund’s international securities were	GDS	Global Depository Shares
	valued by the T. Rowe Price Valuation	HKD	Hong Kong dollar
	Committee, established by the fund’s	REIT	Real Estate Investment Trust
	Board of Directors. See Note 1	USD	U.S. dollar

The accompanying notes are an integral part of these financial statements.

Unaudited	April 30, 2005

STATEMENT OF ASSETS AND LIABILITIES

(In thousands except shares and per share amounts)
Assets
Investments in securities, at value
Affiliated companies (cost $264)	$264
Non-affiliated companies (cost $90,747)	98,064

Total investments in securities	98,328
Dividends receivable	339
Receivable for investment securities sold	12
Receivable for shares sold	101
Other assets	39

Total assets	98,819

Liabilities
Payable for investment securities purchased	585
Payable for shares redeemed	67
Obligation to return securities lending collateral	15,413
Due to affiliates	41
Other liabilities	9

Total liabilities	16,115

NET ASSETS	$82,704

Net Assets Consist of:
Undistributed net investment income (loss)	$684
Undistributed net realized gain (loss)	(363)
Net unrealized gain (loss)	7,319
Paid-in-capital applicable to 7,938,615 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	75,064

NET ASSETS	$82,704

NET ASSET VALUE PER SHARE	$10.42

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS

($ 000s)
6 Months
Ended
4/30/05
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $77)	$993
Securities lending	26

Total income	1,019
Investment management and administrative expense	167

Net investment income (loss)	852

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	162
Foreign currency transactions	7

Net realized gain (loss)	169

Change in net unrealized gain (loss)
Securities	2,951
Other assets and liabilities
denominated in foreign currencies	1

Change in net unrealized gain (loss)	2,952

Net realized and unrealized gain (loss)	3,121

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$3,973

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS

($ 000s)
	6 Months	Year
	Ended	Ended
	4/30/05	10/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$852	$674
Net realized gain (loss)	169	42
Change in net unrealized gain (loss)	2,952	4,062

Increase (decrease) in net assets from operations	3,973	4,778

Distributions to shareholders
Net investment income	(798)	(338)
Net realized gain	(53)	(26)

Decrease in net assets from distributions	(851)	(364)

Capital share transactions *
Shares sold	36,720	28,624
Distributions reinvested	758	310
Shares redeemed	(6,240)	(5,635)
Redemption fees	4	5

Increase (decrease) in net assets from capital
share transactions	31,242	23,304

Net Assets
Increase (decrease) during period	34,364	27,718
Beginning of period	48,340	20,622

End of period	$82,704	$48,340

(Including undistributed net investment income of
$684 at 4/30/05 and $630 at 10/31/04)

*Share information
Shares sold	3,482	3,090
Distributions reinvested	74	36
Shares redeemed	(589)	(616)

Increase (decrease) in shares outstanding	2,967	2,510

The accompanying notes are an integral part of these financial statements.

Unaudited	April 30, 2005

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2005, the value of loaned securities was $14,750,000; aggregate collateral consisted of $15,413,000 in the money market pooled account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $58,425,000 and $27,244,000, respectively, for the six months ended April 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2004, the fund had $449,000 of unused capital loss carryforwards, of which $80,000 expire in fiscal 2009, $285,000 expire in fiscal 2010, and $84,000 expire in fiscal 2011.

At April 30, 2005, the cost of investments for federal income tax purposes was $91,011,000. Net unrealized gain aggregated $7,319,000 at period-end, of which $8,946,000 related to appreciated investments and $1,627,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2005, dividend income from the Reserve Funds totaled $6,000, and the value of shares of the Reserve Funds held at April 30, 2005 and October 31, 2004 was $264,000 and $1,288,000, respectively.

As of April 30, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 320,000 shares of the fund, representing 4% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price International, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager

The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included but were not limited to management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board had previously conducted a detailed review of the organization, structure, and investment teams of the Manager at a meeting held in October 2004. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund

The Board reviewed the fund’s average annual total return over the one- and three-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns to a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board was provided with detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund (including research received under “soft dollar” agreements). The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving its fee, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. In this regard, the Board noted that the advisory fees were being waived. The Board also considered the extent to which economies of scale were being realized by the Manager and concluded that the Manager had not realized any material economies of scale from managing the fund.

Fees

The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee (after waivers) and expense ratio were generally below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract

As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded that, in light of a weighting and balancing of all factors considered, it was in the best interests of the fund to approve the continuation of the Contract including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a)
under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the
Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	June 16, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	June 16, 2005